Notes to the Statements of Cash Flows - Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Noncash Investing Activities [Abstract]
Acquisition of property and equipment on account	₱ 23,522	₱ 9,992
Non-cash additions to ROU assets	7,314	9,335
Capitalization to property and equipment of:
Inventories	5,989	3,934
Borrowing costs (Notes 5 and 9)	1,582	1,597
Foreign exchange differences – net (Note 9)	29
Fair value adjustments of property and equipment		18
Non-cash investing activities	₱ 38,436	₱ 24,876